Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of changes in accumulated other comprehensive income (loss)
The components of, and changes in, accumulated other comprehensive income (loss) are as follows:

	2017	2016
Currency translation adjustment
Opening balance, Jan. 1	(1)	52
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax(1)	(89)	(71)
Gains on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax(2)	64	18
Balance, Dec. 31	(26)	(1)
Cash flow hedges
Opening balance, Jan. 1	456	350
Gains on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(3)	106	106
Balance, Dec. 31	562	456

Employee future benefits
Opening balance, Jan. 1	(38)	(46)
Net actuarial gains (losses) on defined benefit plans, net of tax(4)	(6)	8
Balance, Dec. 31	(44)	(38)
Other
Opening balance, Jan. 1	(18)	(3)
Change in ownership of TransAlta Renewables	4	—
Intercompany available-for-sale investments	11	(15)
Balance, Dec. 31	(3)	(18)
Accumulated other comprehensive income	489	399
(1) Net of income tax of 11 million for the year ended Dec. 31, 2017 (2016 - 11 million ).
(2) Net of income tax of 4 million for the year ended Dec. 31, 2017 (2016 - 5 million ).
(3) Net of income tax of 108 million for the year ended Dec. 31, 2017 (2016 - 51 million ).
(4) Net of income tax of 4 million for the year ended Dec. 31, 2017 (2016 - 4 million ).